Share Based Compensation	6 Months Ended
Jun. 30, 2025
Share Based Compensation [Abstarct]
SHARE BASED COMPENSATION

16. SHARE BASED COMPENSATION

Share option plan

A summary of the option activity as of June 30, 2025 and 2024 and changes during the period is presented below:

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value $
Outstanding, January 1, 2025	-	-	-
Outstanding, June 30, 2025	-	-	-	-
Exercisable, June 30, 2025	-	-	-	-
Vested, June 30, 2025	-	-	-	-

Outstanding, January 1, 2024	427,060	3.59	9.28	-

Exercised	(289,401)	4.03		1,384,653
Outstanding, June 30, 2024	137,659	2.68	9.26	234,296
Exercisable, June 30, 2024	137,659	2.68	9.26	234,296
Vested, June 30, 2024	137,659	2.68	9.26	234,296

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions.